Note 1 - Organization and Principal Activities (Details) - Net Revenue and Net Income (Loss) of the VIEs and Their Subsidiaries, Before Intercompany Elimination (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 52,738,077	$ 29,599,486	$ 53,008,065
Net loss	(8,573,128)	(11,855,207)	(19,326,909)
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues	58,549,393	17,271,563	27,837,567
Net loss	$ (5,469,402)	$ (6,948,118)	$ (7,573,823)